Stock-Based Compensation - Restricted Stock (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2016
Restricted Stock
Number of Shares
Unvested as of beginning of period (in shares)
Granted (in shares)	77,037	77,037
Vested (in shares)		(77,037)
Unvested as of end of period (in shares)
Weighted Average Grant Date Fair Value
Unvested as of beginning of period (in dollars per share)
Granted (in dollars per share)	$ 24.41	24.41
Vested (in dollars per share)		$ 24.41
Stock-based compensation
Total fair value of vested shares (in dollars)	$ 1.9	$ 1.9
Restricted stock, tranche one
Stock-based compensation
Percentage of vested award with transfer restrictions lapsing after a specified holding period	50.00%	50.00%
Period following vesting date for lapsing of transfer restrictions	6 months	6 months
Restricted stock, tranche two
Stock-based compensation
Percentage of vested award with transfer restrictions lapsing after a specified holding period	50.00%	50.00%
Period following vesting date for lapsing of transfer restrictions	18 months	18 months